Severance and Retirement Plans - Components of Net Periodic Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the year		¥ 132	¥ 254
Interest cost on projected benefit obligation		15	33
Expected return on plan assets		(14)	(26)
Recognized actuarial gain or loss		20	20
Settlement gain or loss	5	292	(103)
Loss from special termination benefit		769
Net periodic cost	¥ 5	¥ 1,214	¥ 178